UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact name of registrant as specified in charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Address of principal executive offices)

 (Zip code)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Name and address of agent for service)

Copies to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue East

Cleveland, Ohio 44114

Registrant's telephone number, including area code: 216-825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

INTRODUCTION

         THANK YOU…for choosing the Ancora Mutual Funds. We have built the Ancora Funds to be unique and to capitalize on the evolving opportunities of the investment landscape. Our management style has centered on building long-term success for our clients and is applied to the management of all of our funds. Our Mutual Fund managers are the principals of the Funds’ Investment Adviser and are the original architects of the Mutual Funds they manage. While no mutual fund can guarantee performance, the Ancora Funds do promise that our investment decisions will be based upon dedicated research and careful execution. An Ancora Financial Advisor is at your disposal regardless of the size of your investment.

PERSONAL ASSISTANCE

1-866-6AN-CORA

Please feel free to dial our toll-free

number to speak directly to a

knowledgeable representative who

 can answer any questions or assist

you with any issues concerning your account.

TABLE OF CONTENTS

INTRODUCTION INCLUDING SHAREHOLDER LETTER……….………....…..….1

ANCORA INCOME FUND……….……………………………………………………….……..5

ANCORA EQUITY FUND…….………………….……………..………………………….…..11

ANCORA MICROCAP FUND…………….………….….……..……………………….…….17

ANCORA SPECIAL OPPORTUNITY FUND….……….…………….……………….….25

GETTING STARTED……….……….…………………………………………………..…..….31

FINANCIAL REVIEW…..………………………………………...............................……….35

FUND EXPENSES………………………………..……………………………….….…...…….59

TRUSTEES & OFFICERS & SERVICE PROVIDERS.………….….…......................62

ONLINE ACCOUNT MANAGEMENT

www.ancora.net

Manage your personal account of Ancora Funds online.

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ancora Funds. Investors should carefully consider before investing each Fund’s investment objective, risks and expenses. For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com. Please read it carefully before you invest or send money.

INTRODUCTION

             LETTER TO SHAREHOLDERS

Dear Shareholder:

After a very positive first quarter, U.S Equity markets fell through early June at which time it became apparent that corporate earnings would finish the first half of 2012 much better than the analysts’ worst fears. For the six months ending June, the S&P 500 Index produced a total return of 9.38%.

Among those greatest fears were the collapsing European economies and the impact European austerity would have on the earnings of multi-national corporations based in the United States. Here at home, with the election season in full swing, the candidates in near deadlock and the country about to embark upon one of two opposing directions, the level of economic uncertainty is clearly on the rise.  In terms of how markets react, uncertainty is almost akin to just plain bad news.

To counteract these negatives, the Fed took the unprecedented action in January of announcing that it intends to hold interest rates at exceptionally low levels well into 2014. In my opinion, the positive returns in both the equity and bond markets in the first half of the year should be directly attributed to that statement. In a world of heightened uncertainty, this was very positive news.

The impact of the Fed’s announcement was to assure that the deficits, no matter how large, would be easily monetized; and that corporations and financial institutions would continue to improve their respective balance sheets.  It also assured that the Fed’s balance sheet would continue to expand at an unprecedented rate and that if there was ever a need in the future to absorb all that liquidity, the Fed had the tools.

ANCORA INCOME FUND

With a positive outlook for interest rates guiding investor decisions, the Barclay’s Aggregate Bond Index produced a positive total return of 1.62% through June 30, 2012.  Against this backdrop, the Ancora Income Class C and Class D shares provided returns of 4.28% and 4.34% respectively.  Our Fund seeks to provide a high total return consistent with a portfolio primarily composed of investment grade securities.

Among the investment strategies employed by the Ancora Income Fund is the investment in closed-end investment company income funds.  We look for those funds which sell at discounts to their underlying net asset values.  Over the years we have found that in periods when the outlook for interest rates is positive and investors scramble to lock up yields, the discounts at which these funds trade in the marketplace tend to narrow.  Those investment companies in our portfolio, then, are able to capture not only the return of rising bond prices, but the additional return associated with narrowing discounts.  At June 30, 2012, the Ancora Income Fund held approximate 15% of its portfolio in closed-end income funds.

Likewise, as investors gathered in their best bets for yield within their risk parameters, shares of Corporate Bond Trust Certificates, and the preferred shares of Real Estate Investment Trusts and Closed-end investment companies, all of which comprise the majority of our portfolio, continued to rise in price. This enabled our Fund to outperform the index which is heavily weighted toward low yielding U.S. Government securities.

On the negative side, although we held only a very small portion of our portfolio in floating rate securities, prices continued to weaken in the current environment of falling rates.

ANCORA EQUITY FUND

As has generally been the case since the beginning of 2009, active managers during the first half of 2012 significantly underperformed their respective indices across all market capitalizations.  The Ancora Equity Fund was no exception, albeit total returns on the Class C and Class D shares of 7.91% and 8.20% missed the mark by a relatively small amount as compared to the 9.38% return for the S & P 500 Index.

The failure of active management during the past three years represents more a sign of the times than a deficit of skill. In years past, managers viewed their role in terms of adding “alpha” which is to say, the ability to outperform an index without assuming additional risk. In recent years, the emphasis has shifted to the reduction of “beta” which is to say, the ability to reduce risk and/or volatility in a portfolio without impacting performance. In our opinion, that shift in emphasis accounts for the majority of active manager underperformance.

As has been the case over the past several years, the Ancora Equity Fund has held significant positions in both healthcare and technology believing that even in difficult economic times, these two industries would continue to grow and ultimately prosper. Healthcare stocks such as Abbott Labs, Pfizer and Celgene as well as technology companies such as International Business Machines and Intel have led our performance. On the negative side, emphasis on the Financial Service sector has continued to hold down our results, and companies such as Citigroup, Ameriprise Financial and Legg Mason continued to underperform the market.

ANCORA MICROCAP FUND

For the first six months of 2012 the Microcap Fund Class C and Class D Shares were up 8.26% and 8.60% respectively, somewhat lagging the strong 13.00% showing of the Russell Microcap Index.  The lag in performance results for the period was primarily due to three factors.  The first is our somewhat above normal cash reserve position averaging about 15.00%. Second was our emphasis on exceptionally conservative balance sheets during a period of rising earning and low interest rates which has benefited leveraged companies. Finally, our portfolio did not benefit during this period from any buyout or merger announcements.

While we still maintain our conservative cash reserve position and our emphasis on pristine balance sheets, we are pleased to report that since the end of the 2nd quarter our portfolio has benefited significantly from several buyout announcements.  Authentec, Presidential Life and Savannah Bancorp all received offers in July and August.

During the first six months of 2012 earnings reports were a big factor in determining individual performance.  Positive earnings comparisons from the prior year were responsible for significant percentage gains in the stock prices of John B Sanfillipo & Son, Aviat Networks, Lydall and Landec while disappointing results for Amtech Systems and Lawson Products landed them among the worst performers.

ANCORA SPECIAL OPPORTUNITY FUND

The Ancora Special Opportunity Fund seeks out investments which we believe are undergoing or about to undergo meaningful changes in strategies, product or service acceptance in the marketplace and/or balance sheet restructuring. Since these developments cut across all market capitalization, our Fund has very little correlation with any known index.  Morningstar places the fund in the small cap value category which clearly does not match our weighted market capitalization, while we compare our results to the Wilshire 5000 Index, which like the S&P 500 Index, emphasizes the performance of the largest capitalization companies which do not necessarily dominate our portfolio.

That being said, the Ancora Special Opportunity Fund’s Class C and Class D shares produced returns of 6.47% and 6.67% during the first six months of 2012 against the Wilshire 5000 Index which increased 10.79%.  Because of the nature of this Fund, investors in Ancora Special Opportunity should expect greater than average market volatility as demonstrated in our significant underperformance over the past twelve months against our record as one of the top performing funds in the country in 2009.

Because of the eclectic nature of the portfolio, it is not useful to point to industry trends or market sectors in an attempt to describe success or failure within the portfolio. During the first six months our investment in Mace Security International, PVF Capital, StealthGas, Alliance Bankshares and Janus Capital Group were among our best performing investments.  In each instance these results could be directly attributed to either a specific corporate event, or just plain market volatility as was the case with Mace. Earnings disappointments at Ferro and Vale and an adverse legal decision at Lakeland Industries placed each among our worst performing investments.

Sincerely,

Richard A Barone

Chairman

INTRODUCTION

FUNDS	TICKER SYMBOL	INCEPTION DATE
ANCORA INCOME FUND
CLASS C	ANICX	1/5/2004
CLASS D	ANIDX	1/5/2004
ANCORA EQUITY FUND
CLASS C	ANQCX	1/5/2004
CLASS D	ANQDX	1/5/2004
ANCORA MICROCAP FUND
CLASS C	ANCCX	9/2/2008
CLASS D	ANCDX	9/2/2008
ANCORA SPECIAL OPPORTUNITY FUND
CLASS C	ANSCX	1/5/2004
CLASS D	ANSDX	1/5/2004

Distinguishing Features of Ancora:

Consistent investment process:

Each portfolio manager applies a consistent investment philosophy and process to building and managing the funds. We employ in-house research to identify companies we believe are currently trading at a substantial discount to what we consider to be their underlying business value.

Do not over-diversify:

Our portfolios generally hold a smaller number of stocks in the portfolio (25-60 stocks, for example, rather than 100-150) which is important to our investment philosophy. By building focused portfolios, our managers' best ideas can have a meaningful impact on investment performance.

Client Focus

Our commitment to our clients is to help them reach their financial objectives by making investments in our people and technology, maintaining high standards of excellence in performance, ethics and accuracy, and to always keep our clients' interests above all others.

Independence and Stability

As an employee-owned, full-service investment firm that has operated privately since our founding, we have the independence and objectivity to focus on what we believe is best for our clients.

Experienced Investment Team

Our investment management team consists of several senior professionals involved in both equity and fixed-income management. Our professional staff averages in excess of twenty years of investment experience.

ANCORA

INCOME FUND

ANCORA INCOME FUND (unaudited)

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

45 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the firm including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

NET ASSETS:

$22.1 MILLION*

INCEPTION DATE:

JANUARY 5, 2004

TICKERS:

CLASS C – ANICX

CLASS D – ANIDX

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of June 30, 2012

ANCORA INCOME FUND (unaudited)

INVESTMENT STRATEGY

■ Portfolio invests primarily in investment grade, income-producing securities, including securities of closed end funds having portfolios consisting primarily of income-producing securities.

■ To preserve investor’s capital through its active participation in the market.

■ Seeks to optimize return potential while maintaining moderate risk exposure

■ Utilizes bonds from well-established corporations and government agencies

■ Seeks to add value by actively managing duration

■ Sell discipline helps to manage risk

INVESTOR PROFILE

■ This Fund may be suitable for investors who seek to maximize current income from a high quality investment portfolio.

TOP HOLDINGS: JUNE 30, 2012 (d)
NAME	% OF NET ASSETS
First American Government Obligations Fund	6.8%
The GDL Fund - 7.00%	4.1%
MFS Multimarket Income Fund	3.9%
Corporate-Backed Trust Bristol Myers - 6.80%	3.6%
Equity Residential - 6.48%, Series N	3.5%
Royce Micro Cap Trust – 6.00%	3.5%
Royce Value Trust - 5.90%	3.5%
Gabelli Dividend & Income Fund - 5.875%	3.5%
General American Inv Co Pfd - 5.95%	3.5%
Public Storage Pref X - 6.45%	3.5%

SECTOR DIVERSIFICATION: JUNE 30, 2012 (d)
NAME	% OF NET ASSETS
Direct Trust Certificates	30.71%
Third Party Trust Certificates	11.55%
Convertible Preferred Securities	0.01%
Closed-End Income Funds	14.73%
Closed-End Fund, Senior Securities	19.73%
REIT Preferred Shares	15.75%
Money Market Securities	6.83%
Other	0.69%

TOTAL RETURNS: JUNE 30, 2012 (d)
	YTD 2012	ONE YEAR	THREE YEARS	FIVE YEARS	INCEP YTD(a)
ANCORA INCOME FUND - C(b)	4.28%	6.54%	12.55%	6.07%	5.27%
ANCORA INCOME FUND - D(b)	4.34%	6.76%	12.77%	6.32%	5.52%
BARCLAY’s AGG. INDEX(c)	1.62%	6.69%	6.40%	6.39%	5.17%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The Barclay’s Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

Six Months Ended 06/30/12

Best Performing Securities:

■ Merrill Lunch - 7.00%

■ Strategic Global – Income Fund

■ U.S. Bankcorp - 7.189%

■ Prologis Trust - 6.75%, Series S

■ Commonwealth Reit - 6.50%, Series D

Worst Performing Securities

■ PNC Captial Trust - E 7.75%

■ Corporate-Backed Trust Bristol

    Myers - 6.80%

■ The GDL Fund – 7.00%

■ Gabelli Equity Trust - 6.20%

■ BB&T Capital Trust VVI - 8.10%

ANCORA INCOME FUND (unaudited)

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2011. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA INCOME FUND (unaudited)

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Corporate Bond Trust Certificates

	Direct Trust Certificates
10,000	Aegon – 8.00%	$ 263,900
10,000	Aspen Insurance - 7.25%	255,999
20,000	BB&T Capital Trust VII - 8.10%	508,400
10,000	Aviva Plc Cap Sec - 8.25%	274,900
12,000	Southern California Edison Trust - 5.625%	305,760
15,000	Citigroup Cap VII - 7.125%	377,250
30,000	General American Inv Co Pfd - 5.95%	769,800
15,000	General Electric Capital - 6.625%	396,900
10,000	Goldman Sachs - 6.50%	271,000
15,000	Charles Schwab Pfd B – 6.00%	390,900
12,000	Keycorp Cap X - 8.00%	302,400
10,000	MBNA Capital D - 8.125%	250,900
12,000	Merrill Lynch - 7.00%	298,320
30,000	Public Storage Pref X - 6.45%	764,400
12,000	PNC Capital Trust E - 7.75%	303,240
5,000	Qwest Corp 7.375%	132,350
500	U.S. Bancorp - 7.189%	395,000
50,000	Tortoise Energy - 3.95%	514,500
		6,775,919	30.71%
	Third Party Trust Certificates
29,000	Corporate-Backed Trust Bristol Myers - 6.80%	783,870
15,000	Strats Tr Goldman Sachs - 7.50%	210,000
12,400	CBTCS Duke - 7.875%	331,080
41,900	Lehman Fed Ex - 7.75%	460,062
29,000	Preferredplus Trust Verizon - 7.625%	763,570
		2,548,582	11.55%

	TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $8,968,734)	9,324,501	42.26%

	Convertible Perferred Securities
1,000	Special Opportunities Fund Rights	1,010
	TOTAL CONVERTIBLE PERFERRED SECURITIES (Cost $0)	1,010	0.01%

	Investment Companies

	Closed-End Income Funds
33,000	Eaton Vance Risk Managed Diversified Equity Fund	338,250
120,000	Putnam Premier Income Trust	642,000
1,000	Special Opportunities Fund	15,110
120,000	MFS Multimarket Income Fund	852,000
70,000	Strategic Global Income Fund	751,100
50,000	Western Asset Claymore Inflation-Linked Opportunity & Income Fund	652,500
		3,250,960	14.73%

•

See accompanying notes which are an integral part of the financial statements

ANCORA INCOME FUND (unaudited)

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Closed-End Funds, Senior Securities
30,000	Gabelli Dividend & Income Fund - 5.875%	771,900
30,000	Neuberger Berman Real Estate Income Fund	132,300
7,500	Nuveen Insured Mass Tax Free Muni Fund	75,750
16,200	Nuveen N.C. Dividend Advantage Mun Fund	163,134
30,000	Gabelli Equity Trust - 6.20%	757,380
18,000	The GDL Fund - 7.00%	903,240
30,000	Royce Micro CapTrust – 6.00%	777,000
30,000	Royce Value Trust - 5.90%	772,200
		4,352,904	19.73%

	TOTAL INVESTMENT COMPANIES (Cost $7,196,699)	7,603,864	34.46%

	REIT Preferred Shares
15,000	Commonwealth Reit - 6.50%, Series D	329,250
10,000	Duke Realty Corp - 8.375%, Series O	262,901
30,000	Equity Residential - 6.48%, Series N	778,200
8,500	First Potomac Realty - 7.75% Prf A	214,965
20,000	Winthrop Rlty Tr Pfd Ser D - 9.25%	515,350
5,000	Summit Hotel Pptys Pfd Ser A - 9.25%	130,150
5,000	Calpease Pfd Ser B - 8.375%	127,250
11,000	LaSalle Hotel Pptys Pfd - 7.50% Series H	285,450
23,000	Prologis Trust - 6.750%, Series S	581,670
10,000	PS Business Pks Inc Prf T - 6.45%	253,000
	TOTAL REIT PREFERRED SHARES (Cost $3,140,702)	3,478,186	15.75%

	Money Market Securities
1,506,616	First American Government Obligations Fund -	1,506,616
	Class Y, 0.00%, (Cost $1,506,616) (b)	1,506,616	6.83%

		21,914,177	99.31%
	TOTAL INVESTMENTS (Cost $20,812,751)
		151,220	0.69%
	Other Assets in Excess of Liabilities
		$ 22,065,397	100.00%
	TOTAL NET ASSETS

* See accompanying notes which are an integral part of the financial statements

a) Non-income producing b) Variable rate security; the coupon rate shown represents the rate at June 30, 2012.

ANCORA

 EQUITY FUND

ANCORA EQUITY FUND (unaudited)

INVESTMENT OBJECTIVE:

THE ANCORA EQUITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, A COMBINATION OF CAPITAL APPRECIATION IN THE VALUE OF ITS SHARES AS WELL AS INCOME.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

45 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the firm including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

NET ASSETS:

$9.3 MILLION*

INCEPTION DATE:

JANUARY 5, 2004

TICKERS:

CLASS C – ANQCX

CLASS D – ANQDX

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of June 30, 2012

ANCORA EQUITY FUND (unaudited)

INVESTMENT STRATEGY

■ Invests in publicly traded equity securities or securities convertible into equity securities of companies that are leaders in their industry or have products or services which have dominance in the marketplace.

■ Tends to be overweight undervalued securities and sectors, which captures value opportunities that the index does not

■ Adheres to a disciplined portfolio re-balancing to realize capital gains, avoid over-concentration and control downside risk and volatility

■ Sell discipline helps to manage risk

FUND POSITIONING

■ Large capitalization stocks should benefit over the next several years from recent tax legislation.

■ Large cap stocks and other market leaders are now trading at low levels relative to historic valuations. The weaker dollar helps the profitability of these companies, as many of them tend to have large overseas operations.

TOP HOLDINGS: JUNE 30, 2012 (d)
NAME	% OF NET ASSETS
EMC	5.5%
International Business Machines	5.2%
Tri Continental	5.0%
Boulder Total Return Fund	5.0%
Celgene	4.5%
Apache	3.8%
Pfizer	3.7%
Abbott Laboratories	3.5%
First American Government Obligations Fund	3.2%
American Express	3.5%
SECTOR DIVERSIFICATION: JUNE 30, 2012 (d)
NAME	% OF NET ASSETS
Airlines	2.63%
Basic Materials	4.37%
Energy	3.80%
Financial Services	13.12%
Health Care	18.53%
Industrial Goods	4.56%
Machinery & Equipment	7.03%
Entertainment & Media	2.62%
Technology	28.49%
Investment Companies	12.31%
Money Market Securities	3.26%
Other	(0.72)%

TOTAL RETURNS: JUNE 30, 2012 (d)
	YTD 2012	ONE YEAR	THREE YEARS	FIVE YEARS	INCEP YTD(a)
ANCORA EQUITY FUND - C(b)	7.91%	-4.99%	11.33%	-1.30%	3.10%
ANCORA EQUITY FUND - D(b)	8.20%	-4.49%	11.91%	-0.81%	3.60%
S&P 500 INDEX(c)	9.38%	5.34%	16.35%	0.19%	4.54%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

Six Months Ended 06/30/12

Best Performing Securities:

■ EMC

■ Ebay

■ American Express

■ Walt Disney

■ United Continental Holdings

Worst Performing Securities:

■ International Game Technology

■ Corning

■ Caterpillar

■ Celgene

■ ABB Ltd

ANCORA EQUITY FUND (unaudited)

Growth of a $1,000,000 Investment

Ancora Equity Fund - Class D
S&P 500 Index
in $1,000's
1,600
1,500
1,400
1,300
1,200
1,100
1,000
900
800
700
Incep
Mar-04
Jun-04
Sep-04
Dec-04
Mar-05
Jun-05
Sep-05
Dec-05
Mar-06
Jun-06
Sep-06
Dec-06
Mar-07
Jun-07
Sep-07
Dec-07
Mar-08
Jun-08
Sep-08
Dec-08
Mar-09
Jun-09
Sep-09
Dec-09
Mar-10
Jun-10
Sep-10
Dec-10
Mar-11
Jun-11
Sep-11
Dec-11
Mar-12
Jun-12

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2011. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA EQUITY FUND (unaudited)

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Common Stocks
	Airlines
10,000	United Continental Holdings	$ 243,300
		243,300	2.63%
	Basic Materials
3,000	Helmerich & Payne	130,440
5,000	The Mosaic Co.	273,800
		404,240	4.37%
	Energy
4,000	Apache	351,560
		351,560	3.80%
	Financial Services
5,000	Ameriprise Financial	261,300
5,000	American Express	291,050
10,000	Bank of New York Mellon	219,500
5,000	JP Morgan Chase	178,650
10,000	Legg Mason	263,700
		1,214,200	13.12%
	Healthcare
5,000	Abbott Laboratories	322,350
5,000	Baxter International	265,750
6,500	Celgene	417,040
3,000	Novartis	167,700
15,000	Pfizer	345,000
5,000	Teva Pharmaceutical Industries ADR	197,200
		1,715,040	18.53%
	Industrial Goods
20,000	Corning	258,600
10,000	ABB Ltd (a) (c)	163,200
		421,800	4.56%
	Machinery & Equipment
3,000	Parker Hannifin	230,640
2,000	Caterpillar	169,820
12,000	General Electric	250,080
		650,540	7.03%
	Entertainment & Media
5,000	Walt Disney	242,500
		242,500	2.62%
	Technology
20,000	EMC (a)	512,600
5,000	Ebay (a)	210,050
10,000	Cisco Systems	171,700
5,000	Intel	133,250
2,500	International Business Machines	488,950
15,000	International Game Technology	236,250
7,000	Microsoft	214,130
30,000	Xerox	236,100
5,000	Qualcomm	278,400
3,000	Thermo Fisher Scientific (a)	155,730
		2,637,160	28.49%

	TOTAL COMMON STOCK (Cost $6,620,314)	7,880,340	85.15%

* See accompanying notes which are an integral part of the financial statements

ANCORA EQUITY FUND (unaudited)

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Investment Companies
20,000	Adams Express	211,000
28,000	Boulder Total Return Fund	463,680
30,000	Tri Continental	464,100
	TOTAL INVESTMENT COMPANIES (Cost $888,876)	1,138,780	12.31%

301,803	First American Government Obligations Fund-
	Class Y, 0.00%, ($301,803) (b)	301,803
		301,803	3.26%

	TOTAL INVESTMENTS (Cost $7,810,993)	9,320,923	100.72%

	Liabilities in Excess of Other Assets	(67,002)	(0.72%)

	TOTAL NET ASSETS	$ 9,253,921	100.00%

* See accompanying notes which are an integral part of the financial statements

a)

Non-income producing

b)

Variable rate security; the coupon rate shown represents the rate at June 30, 2012.

c)

ADR - American Depository Receipt

ANCORA

MICROCAP FUND

ANCORA MICROCAP FUND (unaudited)

INVESTMENT OBJECTIVE:

THE ANCORA MICROCAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Denis Amato

Chief Equity Officer, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

42 Years

Denis J. Amato began his investment career in 1969 as a portfolio manager in the Trust Department of a major banking institution based in Cleveland, Ohio. There, Mr. Amato managed both pension and profit sharing portfolios. Subsequently he served as the Bank’s Research Director and Chief Investment Officer.

Mr. Amato joined Gelfand Partners Asset Management in 1991 as the firm’s Chief Investment Officer. Mr. Amato remained the company’s lead equity portfolio strategist through the firm’s merger with Maxus in 1997. At Maxus, Mr. Amato managed individual high net worth client portfolios as well as the Maxus Ohio Heartland Fund, which focused primarily on the buying and selling of securities in Ohio based companies.

After the sale of the business to fifth Third Bank in January 2001, Mr. Amato served as the Chief Investment Officer for the Bank’s Northeast Ohio region. In addition, Mr. Amato continued to manage both individual and institutional portfolios as well as two Mutual Funds.

Mr. Amato has a BBA Magna Cum Laude and MBA from Case Western University. Mr. Amato is a Chartered Financial Analyst and is a former President of the Cleveland Society of Security Analysts.

FUND STATISTICS:

NET ASSETS:

$7.3 MILLION*

INCEPTION DATE:

SEPTEMBER 2, 2008

TICKERS:

CLASS C – ANCCX

CLASS D – ANCDX

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

•

As of June 30, 2012

•

ANCORA MICROCAP FUND (unaudited)

INVESTMENT STRATEGY

■ Pursues objective by investing at least 80% of its portfolio in equity securities of companies whose market capitalizations are under $500 million.

FUND POSITIONING

■ In the history of the U.S. stock market, two classes of stock have tended to out-perform the market as a whole; small caps and stocks with a low price to book ratio (commonly called value stocks). The Ancora MicroCap Fund intends to take advantage of this phenomenon by investing in smaller, overlooked companies that trade at a discount to their intrinsic value.

■ Micro-cap stocks are currently experiencing a time of depressed price/book valuations relative to historical levels. Recent history has shown (specifically from September 2002 through September 2003) that periods in which micro-cap stocks trade at below-average price/book levels are followed by periods in which micro-cap stocks outperform the broader market.

TOP HOLDINGS: JUNE 30, 2012 (d)
NAME	% OF NET ASSETS
First American Government Obligations Fund	14.6%
Aviat Networks, Inc.	2.7%
John B Sanfilippo & Son	2.6%
Callaway Golf Co.	2.4%
AuthenTec, Inc	2.4%
Lydall, Inc.	2.3%
Imation Corp.	2.2%
Penford Corp.	2.1%
Marcus Corp	1.9%
Landec Corp	1.9%

SECTOR DIVERSIFICATION: JUNE 30, 2012 (d)
NAME	% OF NET ASSETS
Basic Materials	5.58%
Consumer Products & Services	20.05%
Corporate Services	3.83%
Energy	2.91%
Entertainment & Media	1.89%
Financial	9.05%
Healthcare	13.79%
Machinery & Equipment	7.05%
Technology	20.77%
Transportation	0.75%
Rights	0.00%
Money Market Securities	14.62%
Other	(0.29)%

TOTAL RETURNS: JUNE 30, 2012 (d)
NAME	YTD 2012	ONE YEAR	THREE YEAR	INCEP YTD(a)
ANCORA MICROCAP FUND - C(b)	8.26%	-5.70%	17.50%	5.61%
ANCORA MICROCAP FUND -D(b)	8.60%	-5.21%	18.09%	6.14%
RUSSELL MICROCAP INDEX(c)	13.00%	-0.55%	16.71%	2.92%

a)

Inception data reflects the annualized return since 09/02/08.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell Microcap Index measures the performance of the Microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the small-cap Russell 2000 Index based on a combination of their market cap and current index membership. If you were to purchase the securities that make up this index, your return would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

Six Months Ended 06/30/12

Best Performing Securities:

■ John B Sanfilippo & Son

■ Penford Corp.

■ Aviat Networks, Inc.

■ Lydall, Inc

■ Landec Corp

Worst Performing Securities:

■ Amtech Systems, Inc.

■ Lawsom Products, Inc.

■ Lakeland Industries, Inc.

■ WPCS International Inc.

■ Silicon Graphics Internationl Corp.

ANCORA MICROCAP FUND (unaudited)

The chart above assumes an initial investment of $1,000,000 made on September 2, 2008 (commencement of Fund operations) and held through June 30, 2011. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

ANCORA MICROCAP FUND (unaudited)

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Common Stocks
	Basic Materials
6,500	Insteel Industries, Inc.	$ 72,475
16,000	Landec Corp (a)	136,960
17,500	Penford Corp. (a)	156,975
4,500	Zoltek Companies, Inc. (a)	40,635
		407,045	5.58%
	Consumer Products & Services
4,664	A.T. Cross Co. Class-A (a)	46,034
35,206	Christopher & Banks	41,543
30,000	Callaway Golf Co.	177,300
30,000	Cobra Electronics Corp. (a)	131,700
10,000	Courier Corp.	132,500
38,121	Emerson Radio (a)	78,148
5,000	Hooker Furniture	58,950
10,549	John B Sanfilippo & Son (a)	188,300
5,000	Kid Brands (a)	10,000
17,500	Kimball International, Inc. Class-B	134,750
17,660	Lakeland Industries, Inc. (a)	126,622
20,000	Luby's Inc (a)	134,000
150,000	Mace Security International (a) (c) (d)	37,500
27,771	Natuzzi, S.P.A. ADR (a) (f)	67,484
22,879	Stanley Furniture Co. Inc. (a)	91,287
4,728	Tandy Brands Accessories, Inc. (a)	6,798
		1,462,916	20.05%
	Corporate Services
10,980	RCM Technologies, Inc. (a)	60,829
65,000	Iteris, Inc. (a)	88,400
20,000	Hawaiian Holdings, Inc. (a)	130,200
		279,429	3.83%
	Energy
6,000	Goodrich Petroleum Corp (a)	83,160
15,000	Vaalco Energy, Inc. (a)	129,450
		212,610	2.91%
	Entertainment & Media
10,000	Marcus Corp	137,600
		137,600	1.89%

	Financial
12,074	Presidential Life Corp	118,687
10,000	Phoenix Companies (a)	18,500
7,000	Trustco Bank (a)	38,220
7,000	Savannah Bancorp Inc	33,950
7,500	State Auto Financial Corp	105,375
10,000	Boston Private Financial Holdings Inc.	89,300
30,000	FBR & Co (a)	83,100
10,000	LNB Bancorp	65,800
5,000	MVC Capital Inc.	64,750
21,100	PVF Capital Corp (a) (e)	42,833
		660,515	9.05%

* See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND (unaudited)

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS

	Healthcare
50,000	Albany Molecular Research, Inc. (a)	127,500
1,150	Cambrex (a)	10,822
12,047	Cryolife, Inc. (a)	63,006
25,000	Digirad Corp. (a)	55,250
7,970	Heska Corp. (a)	89,264
4,000	Invacare	61,720
22,395	Lannett Co., Inc. (a)	94,955
24,002	Medical Action Industries Inc (a)	83,527
25,000	RTI Biologics Inc (a)	94,000
5,000	SurModics Inc (a)	86,500
10,044	Syneron Medical Ltd (a)	104,257
67,228	Theragenics Corp. (a)	135,127
		1,005,928	13.79%
	Machinery & Equipment
22,500	Deswell Industries, Inc.	62,550
4,500	FreightCar America	103,365
6,040	Lawson Products, Inc.	55,870
12,500	Lydall, Inc. (a)	169,000
10,000	Material Sciences Corp. (a)	82,000
7,500	Perceptron, Inc. (a)	41,250
		514,035	7.05%
	Technology
7,802	Accelrys, Inc. (a)	63,119
8,360	Amtech Systems, Inc. (a)	31,434
40,000	AuthenTec, Inc (a)	173,200
80,000	Axcelis Technologies, Inc. (a)	96,000
70,000	Aviat Networks, Inc. (a)	196,000
20,000	AXT Inc. (a)	79,000
7,500	Bluephoenix Solutions Ltd. (a)	19,500
28,170	BTU International, Inc. (a)	74,932
36,350	Digital Ally, Inc. (a)	15,994
13,048	Frequency Electronics, Inc. (a)	106,341
50,718	iGo, Inc (a)	21,048
27,590	Imation Corp. (a)	163,057
12,500	Kopin Corp. (a)	43,000
33,812	Leadis Technology, Inc. (a)	5,917
4,000	Neutral Tandem Inc (a)	52,720
4,000	Hawaiian Telecom (a)	78,040
8,500	Rimage Corp.	68,000
2,600	Planar Systems (a)	4,212
8,000	Sillicon Graphics International Corp. (a)	51,360
13,500	Sillicon Image, Inc. (a)	55,688
13,322	Trio-Tech International (a)	21,049
15,550	Vicon Industries, Inc. (a)	49,294
55,000	WPCS International Inc. (a)	46,199
		1,515,104	20.77%

* See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND (unaudited)

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS

	Transportation
24,325	Frozen Food Express Industries (a)	26,758
24,000	Euroseas Ltd	28,320
		55,078	0.76%
	Rights
10,667	Euroseas Ltd Rights Exp. 6/15/12 (a)	0
		0	0%

	TOTAL Common Stock (Cost $5,638,886)	6,250,260	85.67%

	Money Market Securities
1,066,695	First American Government Obligations Fund -
	Class Y, 0.00%, (Cost $1,006,695) (b)	1,066,695
		1,066,695	14.62%

	TOTAL INVESTMENTS (Cost $6,645,581)	7,316,955	100.29%

	Liabilities in Excess of Other Assets	(21,485)	(0.29)%

	TOTAL NET ASSETS	$ 7,295,470	100.00%

* See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the rate on June 30, 2012.

(c) Fund, Advisor, and other related entities own more than 5% of security.

(d) The Ancora Funds Chairman serves on the Board of Directors for this company.

(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.

(f) ADR – American Depository Receipt

ANCORA

SPECIAL OPPORTUNITY

                          FUND

ANCORA SPECIAL OPPORTUNITY FUND (unaudited)

INVESTMENT OBJECTIVE:

THE ANCORA SPECIAL OPPORTUNITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, BY INVESTING IN COMPANIES WITH THE POTENTIAL FOR SUPERIOR RETURNS.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

45 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the firm including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

NET ASSETS

$7.9 MILLION*

INCEPTION DATE:

JANUARY 5, 2004

TICKERS:

CLASS C – ANSCX

CLASS D – ANSDX

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of June 30, 2012

ANCORA SPECIAL OPPORTUNITY FUND (unaudited)

INVESTMENT STRATEGY

■  Invests in well diversified, small to mid-cap, U.S. based companies that offer the best combination of value and potential for price appreciation.

■ Seeks to outperform the Wilshire 5000 with less volatility.

■ Tends to be overweight undervalued securities and sectors, which captures value opportunities that the index does not

■ Adheres to a disciplined portfolio re-balancing to realize capital gains, avoid over-concentration and to control downside risk and volatility

■ Sell discipline helps to manage risk

FUND POSITIONING

■ Opportunities such as micro-cap stocks, liquidations and takeover targets may trade with a “life of their own” and allow investors to benefit even in times of sideways market action which are not necessarily correlated with equity markets.

■ Seeks investments which are selling for less than their underlying asset value or private market value, which should produce strong performance results over the long term.

TOP HOLDINGS: JUNE 30, 2012 (d)
NAME	% OF NET ASSETS
Mace Security International	8.1%
Safeguard Scientific	5.9%
Special Opportunities Fund	5.7%
First American Government Obligations Fund	5.7%
Janus Capital Group	5.4%
PVF Capital	5.1%
Madison Claymore Covered Call & Equity Strategy Fund	4.8%
Eaton Vance Risk Managed Equity Fund	4.5%
Pfizer	4.4%
Ferro	4.2%

SECTOR DIVERSIFICATION: JUNE 30, 2012 (d)
NAME	% OF NET ASSETS
Entertainment & Media	3.84%
Energy	1.83%
Financial	14.88%
Healthcare	15.69%
Homeland Security	11.74%
Industrial Goods	2.82%
Materials	6.74%
Technology	5.39%
Miscellaneous	3.60%
Investment Companies	23.96%
REIT Preferred Shares	4.16%
Money Market Securities	5.71%
Other	-0.36%

TOTAL RETURNS: JUNE 30, 2012 (d)))))))()
	YTD 2012	ONE YEAR	THREE YEAR	FIVE YEARS	INCEP TD (a)
ANCORA SPECIAL OPP - C(b)	6.47%	-7.98%	10.48%	-1.11%	2.43%
ANCORA SPECIAL OPP - D(b)	6.67%	-7.69%	11.01%	-0.30%	2.92%
WILSHIRE 5000 INDEX(c)	10.79%	5.46%	17.21%	0.56%	5.02%

a)

Inception data reflects the annualized return since 01/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

Six Months Ended 06/30/12

Best Performing Securities

■ Mace Security International

■ PVF Capital

■ StealthGas, Inc.

■ Alliance Bankshares

■ Janus Capital Group

Worst Performing Securities

■ REMEC

■ Ferro

■ Albany Molecular Research

■ Vale

■ Lakeland Industies, Inc.

ANCORA SPECIAL OPPORTUNITY FUND (unaudited)

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2011. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA SPECIAL OPPORTUNITY FUND (unaudited)

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Common Stocks
	Entertainment & Media
17,000	Gannett, Inc.	$ 250,410
18,600	Lakes Entertainment (a)	53,940
		304,350	3.84%
	Energy
25,000	StealthGas (a)	145,250
		145,250	1.83%
	Financial
44,200	Alliance Bankshares (a)	191,607
110,000	Direct Markets Holdings (a)	41,338
55,000	Janus Capital Group	430,100
200,000	PVF Capital (a) (e)	406,000
7,000	St. Joe (a)	110,670
		1,179,715	14.88%
	Healthcare
130,000	Albany Molecular Research (a)	331,500
18,925	Alpha Pro Tech (a)	25,378
29,500	Myrexis (a)	76,995
15,000	Pfizer	345,000
30,000	Safeguard Scientific (a)	464,400
		1,243,273	15.69%
	Homeland Security
2,574,368	Mace Security International (a) (c) (d)	643,592
40,000	Lakeland Industries, Inc. (a)	286,800
		930,392	11.74%
	Industrial Goods
4,000	Conrad Inds	60,000
12,500	Continential Materials (a)	163,125
		223,125	2.82%
	Materials
70,000	Ferro (a)	336,000
10,000	Vale	198,500
		534,500	6.74%
	Technology
100,000	Active Power (a)	80,690
20,000	Zynga (a)	108,800
15,000	Yahoo (a)	237,450
		426,940	5.39%
	Miscellaneous
40,000	Contra SoftBrands (a)	-
9,469	Steel Excel (a)	257,083
343,500	REMEC (a) (c)	28,511
		285,594	3.60%

	TOTAL COMMON STOCKS (Cost $5,508,971)	5,273,139	66.53%

* See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND (unaudited)

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Investment Companies
50,000	Boulder Growth & Income Fund	304,000
22,000	The GDL Fund	262,108
19,036	New Ireland Fund	139,153
35,000	Eaton Vance Risk Managed Equity Fund	358,750
50,000	Madison Claymore Covered Call & Equity Strategy Fund	381,500
30,000	Special Opportunities Fund	453,300
	Total Investment Companies (Cost $1,872,104)	1,898,811	23.96%

	REIT Preferred Shares
15,000	Commonwealth Reit - 6.50%, Series D	329,250
	Total REIT Preferred Shares (Cost $139,705)	329,250	4.16%

	Money Market Securities
452,823	First American Government Obligations Fund
	Class Y , 0.00%, Cost ($452,823) (b)	452,823
		452,823	5.71%

	TOTAL INVESTMENTS (Cost $7,973,603)	7,954,023	100.36%

	Liabilities in Excess of Other Assets	(28,527)	-0.36%

	TOTAL NET ASSETS	$ 7,925,496	100.00%

* See accompanying notes which are an integral part of the financial statements

a)

Non-income producing

b)

Variable rate security; the coupon rate shown represents the rate at June 30, 2012.

c)

Fund, Advisor, and other related entities own more than 5% of security.

d)

The Ancora Funds Chairman serves on the Board of Directors for this company.

e)

The CEO of Ancora Advisors serves on the Board of Directors for this company.

GETTING STARTED

GETTING STARTED (unaudited)

HOW TO PURCHASE SHARES

Classes of Shares:

INVESTOR SHARES
ANCORA INCOME FUND CLASS C
ANCORA EQUITY FUND CLASS C ANCORA MICROCAP FUND CLASS C
ANCORA SPECIAL OPPORTUNITY FUND CLASS C
INSTITUTIONAL SHARES
ANCORA INCOME FUND CLASS D
ANCORA EQUITY FUND CLASS D
ANCORA MICROCAP FUND CLASS D ANCORA SPECIAL OPPORTUNITY FUND CLASS D

Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.

Investor Shares:

A minimum initial investment of $20,000 is required to open an account to purchase Class C shares of Ancora Income Fund, Ancora Equity Fund, Ancora MicroCap Fund or Ancora Special Opportunity Fund with subsequent minimum investments of $1,000. However, an I.R.A. may open an account for the purchase of Class C shares of such Funds with an initial minimum investment of $5,000 and subsequent minimum investments of $1,000. Investment minimums may be waived at the discretion of each Fund.

Institutional Shares:

Institutional shares may be purchased with a minimum initial investment of $1,000,000 for the purchase of Class D shares of any of the Funds with subsequent minimum investments of $1,000. The $1,000,000 minimum initial investment for Class D shares does not apply to purchases by the following:

(1) Financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions, acting on their own behalf or on behalf of their fiduciary accounts, i.e., accounts that are charged asset-based management fees

(2) Securities brokers or dealers acting on their own behalf or on behalf of their clients

(3) Directors or employees of the Funds or of the Advisor or its affiliated companies or by the relatives of those individuals or the trustees of benefit plans covering those individuals.

These requirements may be waived in the sole discretion of the Funds.

Initial Purchase:

The initial purchase of Class C or Class D shares may be made by check or by wire in the following manner:

By Check. The Account Application which accompanies this Prospectus should be completed, signed, and sent along with a check for the initial investment payable to Ancora Income Fund, Ancora Equity Fund, Ancora MicroCap Fund or Ancora Special Opportunity Fund, mailed to: Ancora Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

By Wire. In order to expedite the investment of funds, investors may advise their bank or broker to transmit funds via Federal Reserve Wire System to: U.S. Bank, Cincinnati, Ohio, ABA# 042000013, Account # 130100789077, FBO Ancora Funds. Also provide the shareholder’s name and account number.  In order to obtain this needed account number and receive additional instructions, the investor may contact, prior to wiring funds, the Funds at 1-866-626-2672. The investor’s bank may charge a fee for the wire transfer of funds.

Through your broker. Shares of the Ancora Funds can be purchased through your brokerage firm and held in your personal account.

GETTING STARTED (unaudited)

HOW TO PURCHASE SHARES (continued)

Subsequent Purchases:

Investors may make additional purchases of Class C or Class D shares in the following manner:

By Check. Checks made payable to Ancora Income Fund, Ancora Equity Funds, Ancora MicroCap Fund or Ancora Special Opportunity Fund should be sent, along with the stub from a previous purchase or sale confirmation, to: Ancora Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

By Wire. Funds may be wired by following the wire instructions for an initial purchase.

By Telephone. Investors may purchase shares up to an amount equal to 3 times the market value of shares held in the shareholder’s account in a Fund on the preceding day for which payment has been received, by telephoning the Funds at 1-866-626-2672 and identifying the shareholder’s account by number. Shareholders wishing to avail themselves of this privilege must complete a Telephone Purchase Authorization Form which is available from the Fund.

Please see prospectus for complete instructions.

Systematic Investment Plan:

The Systematic Investment Plan permits investors to purchase shares of any Fund at monthly intervals. Provided the investor’s bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the account designated by the investor. At the investor’s option, the account designated will be debited in the specified amount, and shares will be purchased once a month, on or about the 15th day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Investors desiring to participate in the Systematic Investment Plan should call the Funds at 1-866-626-2672 to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets.

Other Information Concerning Purchase of Shares:

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or the Funds’ transfer agent, except in the case of a subsequent purchase by telephone as described above, in which case the purchase price will be the next NAV after receipt of your telephone order. All orders for the Funds must be received by the Funds or the Funds’ transfer agent prior to 4:00 p.m. eastern time in order to receive that day’s NAV.

Each Fund reserves the right to reject any order, to cancel any order due to non-payment and to waive or lower the investment minimums with respect to any person or class of persons. If an order is canceled because of non-payment or because your check does not clear, you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the Fund can redeem shares from your account to reimburse it for any loss. The Advisor has agreed to hold each Fund harmless from net losses to that Fund resulting from the failure of a check to clear to the extent, if any, not recovered from the investor. For purchases of $50,000 or more, each Fund may, in its discretion, require payment by wire or cashier’s or certified check.

GETTING STARTED

       SHAREHOLDER SERVICES:

ASK YOUR ANCORA FINANCIAL ADVISORS ABOUT:

AUTOMATIC MONTHLY INVESTMENT PLAN

AUTOMATIC MONTHLY EXCHANGE

AUTOMATIC CASH WITHDRAWAL PLAN

AUTOMATIC REINVESTMENT OF CASH

DISTRIBUTION OF DIVIDENDS & CAPITAL GAINS

TELEPHONE EXCHANGE

IRA'S AND SEP-IRA'S

QUALIFIED RETIREMENT PLANS

GIFTS - TO MINOR ACCOUNTS

COMBINED CUMULATIVE CONFIRM STATEMENTS

      SERVICES

FINANCIAL REVIEW

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2012

	Ancora Income	Ancora Equity	Ancora MicroCap	Ancora Special Opportunity
	Fund	Fund	Fund	Fund
Assets	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Investments in securities:
At Cost	$ 20,812,751	$ 7,810,993	$ 6,550,935	$ 6,481,200
At Fair Value	$ 21,914,177	$ 9,320,923	$ 7,236,622	$ 6,875,920

Investments in Affiliated Issuers:
At Cost	-	-	$ 94,646	$ 1,492,403
At Fair Value	-	-	$ 80,333	$ 1,078,103

Cash	-	-	500	-
Dividends receivable	74,417	7,383	3,729	3,405
Receivable for investments sold	112,137	-	-	467
Shareholder subscription	-	-	-	-
Prepaid expenses	2,474	1,594	2,760	1,186
Total assets	22,103,205	9,329,900	7,323,944	7,959,081

Liabilities
Payable for investments purchased	-	-	-	10,223
Shareholders Redemptions	-	52,150	8,252	-
Payable to advisor	17,838	7,407	5,869	6,346
12b-1 fees payable	7,256	5,239	3,819	4,542
Administration fees payable	1,784	741	212	635
Trustee fees payable	52	154	100	105
Accrued expenses	10,878	10,288	10,222	11,734
Total liabilities	37,808	75,979	28,474	33,585

Net Assets:	$ 22,065,397	$ 9,253,921	$ 7,295,470	$ 7,925,496
(unlimited number of shares authorized, no par value)

Net Assets consist of:
Paid in capital	22,389,379	9,571,526	6,505,783	9,210,829
Accumulated undistributed net investment income (loss)	(400,875)	(34,532)	(57,058)	(1,114)
Accumulated net realized gain/(loss) on:
Investment securities	(1,024,533)	(1,793,003)	175,371	(1,264,639)
Net unrealized appreciation on:
Investment securities	1,101,426	1,509,930	671,374	(19,580)

Net Assets	$ 22,065,397	$ 9,253,921	$ 7,295,470	$ 7,925,496

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES - As of June 30, 2012 (continued)

	Ancora Income	Ancora Equity	Ancora MicroCap	Ancora Special Opportunity
	Fund	Fund	Fund	Fund
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Shares Outstanding	2,438,471	908,567	658,398	1,694,346

Class C:

Net assets applicable to Class C shares	$ 14,155,377	$ 6,687,521	$ 1,023,282	$ 5,053,813

Shares outstanding (unlimited numbers of shares authorized, no par value)	1,564,798	662,520	94,016	1,096,119

Net asset value, offering price, and
redemption price per share	$ 9.05	$ 10.09	$ 10.88	$ 4.61

Class D:

Net assets applicable to Class D shares	$ 7,910,020	$ 2,566,400	$ 6,272,188	$ 2,871,683

Shares outstanding (unlimited numbers of	873,673	246,047	564,382	598,227
shares authorized, no par value)

Net asset value and offering price per share, and redemption price per share	$ 9.05	$ 10.43	$ 11.11	$ 4.80

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the six months ended June 30, 2012

	Ancora Income	Ancora Equity	Ancora MicroCap	Ancora Special Opportunity
	Fund	Fund	Fund	Fund
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Investment Income
Dividend income	$ 515,995	$ 81,519	$ 25,251	$ 94,491
Dividend income from Affiliates	-	-	-	-
Interest income	78	33	70	44
Total Income	516,073	81,552	25,321	94,535

Expenses
Investment advisor fee	105,824	47,664	35,468	40,105
12b-1 fees
Class C	33,963	25,780	3,890	19,207
Class D	9,475	3,323	7,570	3,624
Fund accounting expenses	13,696	12,822	10,402	11,650
Transfer agent expenses	4,637	4,412	3,143	3,589
Legal expenses	4,382	5,082	5,482	5,082
Administration expenses	10,583	4,766	3,547	4,010
Insurance expenses	364	371	374	376
Custodian expenses	3,615	1,348	1,402	2,457
Auditing expenses	6,234	6,015	6,530	7,118
Printing expenses	710	830	453	890
Trustees expenses	1,349	547	570	576
Miscellaneous expenses	1,477	1,477	1,515	1,466
Registration expenses	1,872	1,647	2,033	1,173
Total Expenses	198,181	116,084	82,379	101,323
Waived Fees	-	-	-	-
Net Operating Expenses	198,181	116,084	82,379	101,323

Net Investment Income (Loss)	317,892	(34,532)	(57,058)	(6,788)

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment Securities	1,099,453	(10,641)	189,176	(122,605)
Net realized gain (loss) on affiliated investment Securities	-	-	-	-
Capital gain distributions from investment Companies	85,624	800	-	5,000
Capital gain distributions from affiliated investment Securities	-	-	-	-
Change in unrealized appreciation
(depreciation) on investment securities	(636,838)	756,949	379,419	643,989
Net realized and unrealized gain (loss) on investment securities	548,239	747,108	568,595	526,384
Net increase (decrease) in net assets resulting from operations	$ 866,131	$ 712,576	$ 511,537	$ 519,596

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Income Fund Six Months Ended	Ancora Income Fund Year Ended
	06/30/12	12/31/11
	(unaudited)
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 317,892	$ 734,796
Net realized gain (loss) on investment securities	1,099,453	405,840
Net realized gain (loss) on affiliated investment securities	-	-
Capital gain distributions from investment companies	85,624	94,021
Change in net unrealized appreciation (depreciation)	(636,838)	184,407
Net increase (decrease) in net assets resulting from operations	866,131	1,419,064

Distributions
From net investment income, Class C	(452,892)	(773,150)
From net investment income, Class D	(265,875)	(452,071)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class D	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class D	-	-
From return of capital, Class C	-	(74,432)
From return of capital, Class D	-	(41,308)
Total distributions	(718,767)	(1,340,961)

Capital Share Transactions - Class C
Proceeds from sale of shares	1,090,892	1,113,068
Shares issued in reinvestment of dividends	131,624	240,353
Shares redeemed	(295,772)	(764,863)
	926,744	588,558
Capital Share Transactions - Class D
Proceeds from sale of shares	1,029,682	795,649
Shares issued in reinvestment of dividends	196,463	358,627
Shares redeemed	(615,388)	(680,988)
	610,757	473,288
Net increase (decrease) in net assets resulting from capital share
transactions	1,537,501	1,061,846

Total increase (decrease) in net assets	1,684,865	1,139,949

Net Assets
Beginning of period	$ 20,380,532	$ 19,240,583
End of period	$ 22,065,397	$ 20,380,532
Accumulated undistributed net investment income (loss)	$ (400,875)	$ -

Capital Share Transactions - C Shares
Shares sold	119,299	124,467
Shares issued in reinvestment of distributions	14,549	26,864
Shares repurchased	(32,682)	(85,411)
Net increase (decrease) from capital share transactions	101,166	65,920

Capital Share Transactions - D Shares
Shares sold	112,722	88,366
Shares issued in reinvestment of distributions	21,693	40,030
Shares repurchased	(67,836)	(76,022)
Net increase (decrease) from capital share transactions	66,579	52,374

*See accompanying notes which are an integral part of the financial statements.

 FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora Equity Fund Six Months Ended 06/30/12	Ancora Equity Fund Year Ended 12/31/11
Increase (Decrease) in Net Assets Resulting From Operations	(unaudited)
Net investment income (loss)	$ (34,532)	$ (53,824)
Net realized gain (loss) on investment securities	(10,641)	574,062
Net realized gain (loss) on affiliated investment securities	-	-
Capital gain distributions from investment companies	800	25,202
Change in net unrealized appreciation (depreciation)	756,949	(1,306,195)
Net increase (decrease) in net assets resulting from operations	712,576	(760,755)

Distributions	-	-
From net investment income, Class C	-	-
From net investment income, Class D	-	-
From short-term capital gains, Class C	-	-
From short-term capital gains, Class D	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class D	-	-
From return of capital, Class C	-	-
From return of capital, Class D	-	-
Total distributions	-	-

Capital Share Transactions - Class C
Proceeds from sale of shares	214,797	963,574
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(421,077)	(1,840,591)
	(206,280)	(877,017)
Capital Share Transactions - Class D
Proceeds from sale of shares	46,911	131,403
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(176,929)	(311,525)
	(130,018)	(180,122)
Net increase (decrease) in net assets resulting from capital share transactions	(336,298)	(1,057,139)

Total increase (decrease) in net assets	376,278	(1,817,894)

Net Assets
Beginning of period	$ 8,877,643	$ 10,695,537
End of period	$ 9,253,921	$ 8,877,643
Accumulated undistributed net investment income (loss)	$ (34,532)	$ -

Capital Share Transactions - C Shares
Shares sold	22,069	95,177
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(42,362)	(181,951)
Net increase (decrease) from capital share transactions	(20,293)	(86,774)

Capital Share Transactions - D Shares
Shares sold	4,550	12,443
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(17,185)	(29,733)
Net increase (decrease) from capital share transactions	(12,635)	(17,290)

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora MicroCap Fund Six Months Ended 06/30/12	Ancora MicroCap Fund Year Ended 12/31/11
Increase (Decrease) in Net Assets Resulting From Operations	(unaudited)
Net investment income (loss)	$ (57,058)	$ (116,125)
Net realized gain (loss) on investment securities	189,176	268,760
Net realized gain (loss) on affiliated investment securities	-	-
Capital gain distributions from investment companies	-	-
Capital gain distributions from affiliated investment securities	-	-
Change in net unrealized appreciation (depreciation)	379,419	(1,136,162)
Net increase (decrease) in net assets resulting from operations	511,537	(983,527)

Distributions
From net investment income, Class C	-	-
From net investment income, Class D	-	-
From short-term capital gains, Class C	-	(2,847)
From short-term capital gains, Class D	-	(16,971)
From long-term capital gains, Class C	-	(69,918)
From long-term capital gains, Class D	-	(416,788)
From return of capital, Class C	-	-
From return of capital, Class D	-	-
Total distributions	-	(506,524)

Capital Share Transactions - Class C
Proceeds from sale of shares	161,250	151,776
Shares issued in reinvestment of dividends	-	71,005
Shares redeemed	(70,281)	(245,943)
	90,969	(23,162)
Capital Share Transactions - Class D
Proceeds from sale of shares	1,020,426	2,151,746
Shares issued in reinvestment of dividends	-	414,927
Shares redeemed	(355,119)	(1,005,537)
	665,307	1,561,136
Net increase (decrease) in net assets resulting from capital share transactions	756,276	1,537,974

Total increase (decreases) in net assets	1,267,813	47,923

Net Assets
Beginning of period	$ 6,027,657	$ 5,979,734
End of period	$ 7,295,470	$ 6,027,657
Accumulated undistributed net investment income (loss)	$ (57,068)	$ -

Capital Share Transactions - C Shares
Shares sold	14,788	11,518
Shares issued in reinvestment of distributions	-	7,017
Shares repurchased	(6,649)	(20,585)
Net increase (decrease) from capital share transactions	8,139	(2,050)

Capital Share Transactions - D Shares
Shares sold	91,897	170,495
Shares issued in reinvestment of distributions	-	40,245
Shares repurchased	(32,274)	(85,114)
Net increase (decrease) from capital share transactions	59,623	125,626

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora Special Opportunity Fund Six Months Ended 06/30/12	Ancora Special Opportunity Fund Year Ended 12/31/12
Increase (Decrease) in Net Assets Resulting From Operations	(unaudited)
Net investment income (loss)	$ (6,788)	$ 5,674
Net realized gain (loss) on investment securities	(122,605)	240,316
Net realized gain (loss) on affiliated investment securities	-	-
Capital gain distributions from investment companies	5,000	23,501
Capital gain distributions from affiliated investment securities	-	-
Change in net unrealized appreciation (depreciation)	643,989	(1,561,129)
Net increase (decrease) in net assets resulting from operations	519,596	(1,291,638)

Distributions
From net investment income, Class C	-	-
From net investment income, Class D	-	-
From short-term capital gains, Class C	-	-
From short-term capital gains, Class D	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class D	-	-
From return of capital, Class C	-	-
From return of capital, Class D	-	-
Total distributions	-	-

Capital Share Transactions - Class C
Proceeds from sale of shares	6,750	714,619
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(158,446)	(608,750)
	(151,696)	105,869
Capital Share Transactions - Class D
Proceeds from sale of shares	10,500	5,000
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(93,540)	(436,955)
	(83,040)	(431,955)

Net increase (decrease) in net assets resulting from capital share transactions	(234,736)	(326,086)

Total increase (decrease) in net assets	284,860	(1,617,724)

Net Assets
Beginning of period	$ 7,640,636	$ 9,258,360
End of period	$ 7,925,496	$ 7,640,636
Accumulated undistributed net investment income (loss)	$ (1,114)	$ 5,674
Capital Share Transactions - C Shares
Shares sold	1,500	138,372
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(30,938)	(126,657)
Net increase (decrease) from capital share transactions	(29,438)	11,715

Capital Share Transactions - D Shares
Shares sold	2,223	980
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(17,941)	(86,148)
Net increase (decrease) from capital share transactions	(15,718)	(85,168)

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund
CLASS C SHARES	Six Months Ended 06/30/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 8.97	$ 8.93	$ 8.62	$ 7.33	$ 8.77	$ 9.72

Income from investment operations
Net investment income (loss) (a)	0.13	0.33	0.38	0.44	0.50	0.53
Net realized and unrealized gain (loss)	0.25	0.31	0.53	1.45	(1.39)	(0.93)
Total from investment operations	0.38	0.64	0.91	1.89	(0.89)	(0.40)

Less Distributions to shareholders:
From net investment income	(0.30)	(0.55)	(0.38)	(0.45)	(0.50)	(0.53)
From net realized gain	-	-	-	-	-	-
From return of capital	-	(0.05)	(0.22)	(0.15)	(0.05)	(0.02)
Total distributions	(0.30)	(0.60)	(0.60)	(0.60)	(0.55)	(0.55)

Net asset value, end of period	$ 9.05	$ 8.97	$ 8.93	$ 8.62	$ 7.33	$ 8.77

Total Return (b)	4.28%	7.40%	10.86%	27.11%	(10.52)%	(4.34)%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 14,155	$ 13,131	$ 12,485	$ 11,278	$ 10,135	$ 11,124
Ratio of expenses to average net assets (c)	1.97%(e)	1.97%	1.97%	1.99%	2.00%	2.00%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.97%(e)	1.98%	1.98%	2.06%	2.01%	2.00%
Ratio of net investment income (loss) to
average net assets (c) (d)	2.92%(e)	3.65%	4.34%	5.75%	6.06%	5.62%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	2.92%(e)	3.65%	4.34%	5.67%	6.05%	5.62%
Portfolio turnover rate	53.52%	57.56%	53.48%	50.75%	48.36%	60.85%

*See accompanying notes which are an integral part of the financial statements.

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)

Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Equity Fund
CLASS C SHARES	Six Months Ended 06/30/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 9.35	$ 10.16	$ 9.11	$ 7.14	$ 12.17	$ 11.95

Income from investment operations
Net investment income (loss) (a)	(0.04)	(0.07)	(0.08)	(0.02)	0.07	(0.01)
Net realized and unrealized gain (loss)	0.78	(0.74)	1.13	2.00	(4.33)	1.07
Total from investment operations	0.74	(0.81)	1.05	1.98	(4.26)	1.06

Less Distributions to shareholders:
From net investment income	-	-	-	(0.01)	(0.08)	-
From net realized gain	-	-	-	-	(0.69)	(0.84)
From return of capital	-	-	-	-	-	-
Total distributions	-	-	-	(0.01)	(0.77)	(0.84)

Net asset value, end of period	$ 10.09	$ 9.35	$ 10.16	$ 9.11	$ 7.14	$ 12.17

Total Return (b)	7.91%	(7.97)%	11.53%	27.74%	(34.75)%	8.80%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 6,688	$ 6,384	$ 7,820	$ 6,837	$ 6,322	$ 10,766
Ratio of expenses to average net assets (c)	2.58%(e)	2.54%	2.53%	2.61%	2.36%	2.28%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.58%(e)	2.54%	2.53%	2.61%	2.36%	2.28%
Ratio of net investment income (loss) to
average net assets (c) (d)	(0.87)% (e)	(0.66)%	(0.86)%	(0.29)%	0.69%	(0.10)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	(0.87)% (e)	(0.66)%	(0.86)%	(0.29)%	0.69%	(0.10)%
Portfolio turnover rate	20.46%	64.54%	45.73%	56.25%	81.84%	56.21%

*See accompanying notes which are an integral part of the financial statements.

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)

Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund
CLASS C SHARES	Six Months Ended 06/30/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08(a)
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 10.05	$ 12.68	$ 9.74	$ 6.06	$ 10.00

Income from investment operations
Net investment income (loss) (b)	(0.11)	(0.27)	(0.27)	(0.24)	(0.09)
Net realized and unrealized gain (loss)	0.94	(1.44)	3.70	3.92	(3.85)
Total from investment operations	0.83	(1.71)	3.43	3.68	(3.94)

Less Distributions to shareholders:
From net investment income	-	-	-	-	-
From net realized gain	-	(0.92)	(0.49)	-	-
From return of capital	-	-	-	-	-
Total distributions	-	(0.92)	(0.49)	-	-

Net asset value, end of period	$ 10.88	$ 10.05	$ 12.68	$ 9.74	$ 6.06

Total Return (c)	8.26%	(13.51)%	35.19%	60.73%	(39.40)% (e)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 1,023	$ 863	$ 1,115	$ 1,002	$ 618
Ratio of expenses to average net assets (f)	2.75%(d)	2.78%	3.13%	3.48%	5.59% (d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	2.75%(d)	2.78%	3.13%	3.82%	5.92% (d)
Ratio of net investment income (loss) to
average net assets (f)	(2.04)% (d)	(2.22)%	(2.44)%	(3.04)%	(4.03)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f)	(2.04)% (d)	(2.22)%	(2.44)%	(3.38)%	(4.37)% (d)
Portfolio turnover rate	8.73%	11.42%	36.36%	44.07%	21.04%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period September 2, 2008 (commencement of operations) through December 31, 2008.

(b)

Net investment income (loss) per share is based on average shares outstanding.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Not Annualized

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund
CLASS C SHARES	Six Months Ended 06/30/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 4.33	$ 5.04	$ 4.46	$ 2.38	$ 4.45	$ 5.40

Income from investment operations
Net investment income (loss) (a)	(0.01)	(0.01)	(0.07)	(0.03)	0.02	(0.04)
Net realized and unrealized gain (loss)	0.29	(0.70)	0.65	2.11	(2.05)	(0.28)
Total from investment operations	0.28	(0.71)	0.58	2.08	(2.03)	(0.32)

Less Distributions to shareholders:
From net investment income	-	-	-	- (b)	(0.03)
From net realized gain	-	-	-	-	(0.01)	(0.63)
From return of capital	-	-	-	-	-	-
Total distributions	-	-	-	-	(0.04)	(0.63)

Net asset value, end of period	$ 4.61	$ 4.33	$ 5.04	$ 4.46	$ 2.38	$ 4.45

Total Return (c)	6.47%	(14.09)%	13.00%	87.47%	(45.77)%	(6.49)%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 5,054	$ 4,878	$ 5,615	$ 5,240	$ 2,738	$ 5,703
Ratio of expenses to average net assets (d)	2.71%(f)	2.61%	2.64%	2.86%	2.65%	2.47%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	2.71%(f)	2.61%	2.64%	2.86%	2.65%	2.47%
Ratio of net investment income (loss) to
average net assets (d) (e)	(0.35)% (f)	(0.10)%	(1.45)%	(0.97)%	0.67%	(0.77)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (e)	(0.35)% (f)	(0.10)%	(1.45)%	(0.97)%	0.67%	(0.77)%
Portfolio turnover rate	48.20%	99.12%	97.02%	148.81%	211.26%	133.31%

*See accompanying notes which are an integral part of the financial statements.

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Amount is less than $0.01

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(e)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)

Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund
CLASS D SHARES	Six Months Ended 06/30/11	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 8.98	$ 8.95	$ 8.65	$ 7.36	$ 8.81	$ 9.76

Income from investment operations
Net investment income (loss) (a)	0.14	0.35	0.40	0.46	0.53	0.56
Net realized and unrealized gain (loss)	0.25	0.31	0.52	1.46	(1.40)	(0.94)
Total from investment operations	0.39	0.66	0.92	1.92	(0.87)	(0.38)

Less Distributions to shareholders:
From net investment income	(0.32)	(0.58)	(0.40)	(0.47)	(0.53)	(0.56)
From net realized gain	-	-	-	-	-	-
From return of capital	-	(0.05)	(0.22)	(0.16)	(0.05)	(0.01)
Total distributions	(0.32)	(0.63)	(0.62)	(0.63)	(0.58)	(0.57)

Net asset value, end of period	$ 9.05	$ 8.98	$ 8.95	$ 8.65	$ 7.36	$ 8.81

Total Return (b)	4.34%	7.62%	11.07%	27.48%	(10.29)%	(4.07)%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 7,910	$ 7,249	$ 6,756	$ 6,852	$ 6,113	$ 6,753
Ratio of expenses to average net assets (c)	1.72%(e)	1.72%	1.72%	1.74%	1.75%	1.75%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.72%(e)	1.73%	1.73%	1.82%	1.76%	1.75%
Ratio of net investment income (loss) to
average net assets (d) (c)	3.17%(e)	3.88%	4.54%	5.93%	6.33%	5.89%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (c)	3.17%(e)	3.88%	4.54%	5.85%	6.32%	5.89%
Portfolio turnover rate	53.52%	57.56%	53.48%	50.75%	48.36%	60.85%

*See accompanying notes which are an integral part of the financial statements.

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)

Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Equity Fund
CLASS D SHARES	Six Months Ended 06/30/11	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 9.64	$ 10.42	$ 9.30	$ 7.26	$ 12.37	$ 12.12

Income from investment operations
Net investment income (loss) (a)	(0.02)	(0.02)	(0.03)	0.02	0.13	0.05
Net realized and unrealized gain (loss)	0.81	(0.76)	1.15	2.03	(4.42)	1.09
Total from investment operations	0.79	(0.78)	1.12	2.05	(4.29)	1.14

Less Distributions to shareholders:
From net investment income	-	-	-	(0.01)	(0.13)	(0.05)
From net realized gain	-	-	-	-	(0.69)	(0.84)
From return of capital	-	-	-	-	-	-
Total distributions	-	-	-	(0.01)	(0.82)	(0.89)

Net asset value, end of period	$ 10.43	$ 9.64	$ 10.42	$ 9.30	$ 7.26	$ 12.37

Total Return (b)	8.20%	(7.49)%	12.04%	28.25%	(34.36)%	9.35%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 2,566	$ 2,493	$ 2,876	$ 2,844	$ 2,937	$ 4,800
Ratio of expenses to average net assets (c)	2.08%(e)	2.04%	2.03%	2.11%	1.86%	1.78%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.08%(e)	2.04%	2.03%	2.11%	1.86%	1.78%
Ratio of net investment income (loss) to
average net assets (c) (d)	(0.37)% (e)	(0.17)%	(0.34)%	0.23%	1.19%	0.39%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	(0.37)% (e)	(0.17)%	(0.34)%	0.23%	1.19%	0.39%
Portfolio turnover rate	20.46%	64.54%	45.73%	56.25%	81.84%	56.21%

*See accompanying notes which are an integral part of the financial statements.

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)

Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund
CLASS D SHARES	Six Months Ended 06/30/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08 (a)
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 10.23	$ 12.83	$ 9.80	$ 6.07	$ 10.00

Income from investment operations
Net investment income (loss) (b)	(0.08)	(0.21)	(0.22)	(0.20)	(0.08)
Net realized and unrealized gain (loss)	0.96	(1.47)	3.74	3.93	(3.85)
Total from investment operations	0.88	(1.68)	3.52	3.73	(3.93)

Less Distributions to shareholders:
From net investment income	-	-	-	-	-
From net realized gain	-	(0.92)	(0.49)	-	-
From return of capital	-	-	-	-	-
Total distributions	-	(0.92)	(0.49)	-	-

Net asset value, end of period	$ 11.11	$ 10.23	$ 12.83	$ 9.80	$ 6.07

Total Return (c)	8.60%	(13.13)%	35.90%	61.45%	(39.30)% (e)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 6,272	$ 5,164	$ 4,865	$ 2,762	$ 1,360
Ratio of expenses to average net assets (f)	2.25%(d)	2.28%	2.61%	2.98%	5.28% (d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	2.25%(d)	2.28%	2.61%	3.32%	5.68% (d)
Ratio of net investment income (loss) to
average net assets (f)	(1.54)% (d)	(1.69)%	(1.99)%	(2.52)%	(3.67)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f)	(1.54)% (d)	(1.69)%	(1.99)%	(2.85)%	(4.08)% (d)
Portfolio turnover rate	8.73%	11.42%	36.36%	44.07%	21.04%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period September 2, 2008 (commencement of operations) through December 31, 2008.

(b)

Net investment income (loss) per share is based on average shares outstanding

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Not Annualized

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund
CLASS D SHARES	Six Months Ended 06/30/11	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 4.50	$ 5.21	$ 4.58	$ 2.44	$ 4.55	$ 5.49

Income from investment operations
Net investment income (loss) (a)	0.00	0.02	(0.05)	(0.02)	0.04	(0.02)
Net realized and unrealized gain (loss)	0.30	(0.73)	0.68	2.16	(2.10)	(0.29)
Total from investment operations	0.30	(0.71)	0.63	2.14	(2.06)	(0.31)

Less Distributions to shareholders:
From investment income	-	-	-	- (b)	(0.04)	-
From net realized gain	-	-	-	-	(0.01)	(0.63)
From return of capital	-	-	-	-	-	-
Total distributions	-	-	-	-	(0.05)	(0.63)

Net asset value, end of period	$ 4.80	$ 4.50	$ 5.21	$ 4.58	$ 2.44	$ 4.55

Total Return (c)	6.67%	(13.63%)	13.76%	87.78%	(45.35)%	(6.21)%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 2,872	$ 2,763	$ 3,644	$ 3,140	$ 2,001	$ 3,959
Ratio of expenses to average net assets (d)	2.21%(f)	2.11%	2.15%	2.36%	2.15%	1.97%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	2.21%(f)	2.11%	2.15%	2.36%	2.15%	1.97%
Ratio of net investment income (loss) to
average net assets (d) (e)	0.15%(f)	0.34%	(0.96)%	(0.47)%	0.98%	(0.31)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (e)	0.15%(f)	0.34%	(0.96)%	(0.47)%	0.98%	(0.31)%
Portfolio turnover rate	48.20%	99.12%	97.02%	148.81%	211.26%	133.31%

*See accompanying notes which are an integral part of the financial statements.

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Amount  is less than 0.01

(c)

Total return in the above table represents the rate that the investor would have earned or

(d)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(e)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)

Annualized

FINANCIAL REVIEW (unaudited)

Ancora Trust

Notes to the Financial Statements

June 30, 2012

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora Equity Fund (the “Equity Fund”), Ancora MicroCap Fund (“MicroCap Fund”), and Ancora Special Opportunity Fund (the “Special Opportunity Fund”) (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003.  The Trust’s Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series.  The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation.  The Equity Fund’s investment objective is obtaining a high total return, a combination of income and capital appreciation in the value of its shares.  The Special Opportunity Fund’s investment objective is obtaining a high total return.  The MicroCap Fund’s investment objective is to obtain a high total return.  Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Fund is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class C and Class D.  Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.  Class C shares are a no-load share class. Class D shares are offered continuously at net asset value. Each class is subject to a different distribution and shareholder service fee. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets.  The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2011), or expected to be taken in the Funds’ 2011 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

FINANCIAL REVIEW (unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - Continued

As of and during the six months ended June 30, 2012, the Funds’ did not have a liability for any unrecognized tax benefits. The Funds’ recognize interest and penalty, if any, related to recognized tax benefits or income tax expense on the statement of operations. During the six months ended June 30, 2012, the Funds’ did not incur any interest or penalties.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The Equity Fund, Special Opportunity Fund, and MicroCap Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a Fund.

Other - The Funds follow industry practice and record security transactions based on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

NOTE 3. SECURITIES VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the fund. The money market securities will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stock including real estate investment trusts, convertible preferred securities, closed end funds, rights and corporate bond trust certificates - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-

FINANCIAL REVIEW (unaudited)

counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Funds (if any) are reviewed by the Board of Trustees on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of June 30, 2012:

Ancora Income Fund Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bond Trust Certificates	$ 8,929,501	$ 395,000	$ -	$ 9,324,501
Convertible Preferred Securities	1,010	0	-	1,010
Closed End Funds	7,603,864	0	-	7,603,864
Preferred Real Estate Investment Trusts	3,263,221	214,965	-	3,478,186
Money Market Securities	1,506,616	0	-	1,506,616
Total	$ 21,304,212	$ 609,965	$ -	$ 21,914,177

Ancora Equity Fund Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,880,340	$ -	$ -	$ 7,880,340
Investment Companies	1,138,780			1,138,780
Money Market Securities	301,803	-		301,803
Total	$ 9,320,923	$ -	$ -	9,320,923

Ancora MicroCap Fund Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,250,260	$ -	$ -	$ 6,250,260
Money Market Securities	1,066,695	-	-	1,066,695
Total	$ 7,316,955	$ -	$ -	$ 7,316,955

Ancora Special Opportunity Fund Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,273,139	$ -	$ -	$ 5,273,139
Investment Companies	1,898,811	-	-	1,898,811
Preferred Real Estate Investment Trusts	329,250	-	-	329,250
Money Market Securities	452,823	-	-	452,823
Total	$ 7,954,023	$ -	$ -	$ 7,954,023

The Funds did not hold any Level 3 assets during the six months ended June 30, 2012. For more detail on the investments in common stocks please refer to the Schedule of Investments. The Funds did not hold any derivative investments at any time during the six months ended June 30, 2012.  There were no transfers into or out of all levels during the six months ended June 30, 2012 in the Ancora Funds.

FINANCIAL REVIEW (unaudited)

The following table sets forth a summary of the changes in the fair value of the Fund’s investments in affiliated issuers for the six months ended June 30, 2012:

Ancora MicroCap Fund

Mace Security International, Inc.	Investments
Balance Beginning at December 31, 2011	27,750
Net Realized Gain/Loss on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	9,750
Net Purchases	-
Net Sales	-
Balance End at June 30, 2012	37,500

PVF Capital Corp.	Investments
Balance Beginning at December 31, 2011	16,611
Net Realized Gain/Loss on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	10,934
Net Purchases	15,288
Net Sales	-
Balance End at June 30, 2012	42,833

Ancora Special Opportunity Fund

PVF Capital Corp.	Investments
Balance Beginning at December 31, 2011	301,350
Net Realized Gain/Loss on Sale of Investments	6,861
Net Change in Unrealized Appreciation on Investments Held at Year End	105,987
Net Purchases	26,802
Net Sales	(35,000)
Balance End at June 30, 2012	406,000

Mace Security International, Inc.	Investments
Balance Beginning at December 31, 2011	476,258
Net Realized Gain/Loss on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	167,334
Net Purchases	-
Net Sales	-
Balance End at June 30, 2012	643,592

REMEC, Inc.	Investments
Balance Beginning at December 31, 2011	28,511
Net Realized Gain/Loss on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	-
Net Purchases	-
Net Sales	-
Balance End at June 30, 2012	28,511

FINANCIAL REVIEW (unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC to manage the Funds’ investments.  As a controlling member of the Advisor, Richard A. Barone, Chairman of the Trust, is regarded to control the Advisor for purposes of the 1940 Act.  Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Equity Fund, MicroCap Fund and Special Opportunity Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund.  For the six months ended June 30, 2012, the Advisor earned fees of $105,824 from the Income Fund, $47,664 from the Equity Fund, $35,468 from the MicroCap Fund, and $40,105 from the Special Opportunity Fund.  At June 30, 2012, payables to the Advisor were $17,838, $7,407, $5,869, and $6,346 for the Income Fund, Equity Fund, MicroCap Fund, and Special Opportunity Fund, respectively.  The Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Income Fund to 2.00% for Class C shares and 1.75% for Class D shares.  These waivers may be discontinued at any time. The Advisor has voluntarily agreed to waive its fee and/or reimburse the Equity Fund, MicroCap Fund, and Special Opportunity Fund in an amount, if any, by which each of the Fund’s total annual operating expenses exceed 5% of the average net assets of such fund.

The Funds have adopted a Distribution and Shareholder Servicing Plan (each such plan, a “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized.  The principal activities for which payments will be made include (i) compensation of securities dealers (including Ancora Securities Inc.) and others for distribution services and (ii) advertising.  In addition, each of the Funds shall pay service fees pursuant to agreements with dealers (including Ancora Securities Inc.) or other services. Richard A. Barone, Chairman of the Trust and controlling shareholder of Ancora Capital, Inc., the parent company of Ancora Securities Inc., has an indirect financial interest in the operation of the Plan.

For the six months ended June 30, 2012 the fees earned and payable at June 30, 2012 were as follows:

Fund	Annual Rate	Fees Earned	Amount payable at June 30, 2012
Income Fund
Class C	0.50%	$ 33,963
Class D	0.25%	9,475
		$ 43,438	$ 7,256
Equity Fund
Class C	0.75%	$ 25,780
Class D	0.25%	3,323
		$ 29,103	$ 5,239
MicroCap Fund
Class C	0.75%	$ 3,890
Class D	0.25%	7,570
		$ 11,460	$ 3,819
Special Opportunity Fund
Class C	0.75%	$ 19,207
Class D	0.25%	3,624
		$ 22,831	$ 4,542

FINANCIAL REVIEW (unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Funds have entered into an Administration Agreement with Ancora Capital, Inc. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, Ancora Capital, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the six months ended June 30, 2012, Ancora Capital Inc. earned $10,583 from the Income Fund, $4,766 from the Equity Fund, $3,547 from the Microcap Fund, and $4,010 from the Special Opportunity Fund.  As of June 30, 2012, Ancora Capital Inc. was owed $1,784, $741, $212, and $635 by the Income Fund, Equity Fund, Microcap Fund, and Special Opportunity Fund, respectively, for administrative services.

The Funds’ Board of Trustees has determined that any portfolio transaction for any of the Funds may be effected through Ancora Securities Inc., if, in the Advisor’s judgment, the use of Ancora Securities Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Ancora Securities Inc. charges the Funds a commission rate consistent with those charged by Ancora Securities Inc. to comparable unaffiliated customers in similar transactions.  For the six months ended June 30, 2012, Ancora Securities, Inc. received commissions on security transactions of $25,262 for the Income Fund, $3,094 for the Equity Fund, $3,274 for the Microcap, and $14,104 for the Special Opportunity Fund.

The Trust retains Ancora Securities, Inc. (The “Distributor”), to act as the principal distributor of its shares.  The Distributor is an affiliate of the Adviser and serves without compensation other than fees paid to Ancora Securities under the 12b-1 Plan.

NOTE 5. INVESTMENTS

For the six months ended June 30, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	Income Fund	Equity Fund	MicroCap Fund	Special Opportunity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	11,824,458	1,846,484	534,113	3,848,390

Sales
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	10,370,069	2,143,123	597,472	4,362,535

At June 30, 2012, the costs of securities for federal income tax purposes were $20,812,751, $7,810,993, $6,550,934, and $6,981,700 for the Income Fund, Equity Fund, Microcap Fund, and Special Opportunity Fund respectively.

As of June 30, 2012, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Equity Fund	MicroCap Fund	Special Opportunity Fund
Gross Appreciation	$ 1,160,268	$ 1,839,011	$ 1,642,672	$ 1,142,712
Gross (Depreciation)	(58,842)	(309,957)	(971,298)	(1,150,196)

Net App. (Dep.) on Investments	$ 1,101,426	$ 1,529,054	$ 671,374	$ (7,484)

FINANCIAL REVIEW (unaudited)

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2012 is as follows:

	Income Fund Class C	Income Fund Class D	Equity Fund Class C	Equity Fund Class D
Ordinary income	$ 452,892	$ 265,875	$ -	$ -
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of capital	-	-	-	-
	$ 452,892	$ 265,875	$ -	$ -

	MicroCap Fund Class C	MicroCap Fund Class D	Special Opportunity Fund Class C	Special Opportunity Fund Class D
Ordinary income	$ -	$ -	$ -	$ -
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of capital	-	-	-	-
	$ -	$ -	$ -	$ -

The tax character of distributions paid during the year ended December 31, 2011 is as follows:

	Income Fund Class C	Income Fund Class D	Equity Fund Class C	Equity Fund Class D
Ordinary income	$ 773,150	$ 452,071	$ -	$ -
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of capital	74,432	41,308	-	-
	$ 847,582	$ 493,379	$ -	$ -

	MicroCap Fund Class C	MicroCap Fund Class D	Special Opportunity Fund Class C	Special Opportunity Fund Class D
Ordinary income	$ -	$ -	$ -	$ -
Short-term capital gain	2,847	16,971	-	-
Long-term capital gain	69,918	416,788	-	-
Return of capital	-	-	-	-
	$ 72,765	$ 433,759	$ -	$ -

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Income Fund	Equity Fund	MicroCap Fund	Special Opportunity Fund
Accumulated undistributed ordinary income	$ -	$ -	$ -	$ 5,674
Accumulated undistributed capital gain (capital loss carry forward)	(2,066,886)	(1,777,368)	-	(802,554)
Unrealized appreciated (depreciation)	1,595,540	747,187	278,150	(1,008,049)
	$ (471,346)	$ (1,030,181)	$ 278,150	$ (1,804,929)

FINANCIAL REVIEW (unaudited)

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At December 31, 2011, the Funds had available for federal purposes the following unused capital loss carry forwards.

Expiration Date	Income Fund	Equity Fund	MicroCap Fund	Special Opportunity Fund
2016	$ 367,558	$ -	$ -	$ -
2017	1,699,328	1,777,368	-	1,008,049
Total	$ 2,066,886	$ 1,777,368	$ -	$ 1,008,049

During the year ended December 31, 2011, the Income Fund utilized $490,425 of its capital loss carry forward, the Equity Fund utilized $538,187 of its capital loss carry forward, and the Special Opportunity fund utilized $369,080 of its capital loss carry forward.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2012 Pershing & Company owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund Class C	91.52%
Income Fund Class D	96.19%
Equity Fund Class C	94.99%
Equity Fund Class D	94.23%
MicroCap Fund Class C	98.89%
MicroCap Fund Class D	97.63%
Special Opportunity Fund Class C	95.44%
Special Opportunity Fund Class D	98.00%

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds disclose their portfolio holdings in the following manner:  (i) the Funds’ file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-Q; (ii) the Funds’ form N-Q are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-Q may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12 month period ended June 30, 2012 is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

FUND EXPENSES

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ancora Income Fund	Beginning Account		Expenses Paid During
	Value 01/01/12	Ending Account Value 06/30/12	the Period* 01/01/12 to 06/30/12
Actual
Class C	$ 1,000.00	$ 1,042.84	$ 10.01
Class D	$ 1,000.00	$ 1,015.07	$ 9.87
Hypothetical (5% Annual Return before expenses)
Class C	$ 1,000.00	$ 1,043.36	$ 8.74
Class D	$ 1,000.00	$ 1,016.31	$ 8.62

* Expenses are equal to the Class C and D fund shares’ annualized expense ratio of 1.97% and 1.72% respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) - (continued)

Ancora Equity Fund	Beginning Account		Expenses Paid During
	Value 01/01/12	Ending Account Value 06/30/12	the Period* 01/01/12 to 06/30/12
Actual
Class C	$ 1,000.00	$ 1,079.14	$ 13.34
Class D	$ 1,000.00	$ 1,012.03	$ 12.91
Hypothetical (5% Annual Return before expenses)
Class C	$ 1,000.00	$ 1,081.95	$ 10.77
Class D	$ 1,000.00	$ 1,014.52	$ 10.42

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 2.58% and 2.08% respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Ancora MicroCap Fund	Beginning Account		Expenses Paid During
	Value 01/01/12	Ending Account Value 06/30/12	the Period* 01/01/12 to 06/30/12
Actual
Class C	$ 1,000.00	$ 1,082.59	$ 14.24
Class D	$ 1,000.00	$ 1,011.19	$ 13.75
Hypothetical (5% Annual Return before expenses)
Class C	$ 1,000.00	$ 1,086.02	$ 11.67
Class D	$ 1,000.00	$ 1,013.67	$ 11.26

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 2.75% and 2.25% respectively, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period).

Ancora Special Opportunity	Beginning Account		Expenses Paid During
Fund	Value 01/01/12	Ending Account Value 06/30/12	the Period* 01/01/12 to 06/30/12
Actual
Class C	$ 1,000.00	$ 1,064.67	$ 13.91
Class D	$ 1,000.00	$ 1,011.39	$ 13.55
Hypothetical (5% Annual Return before expenses)
Class C	$ 1,000.00	$ 1,066.67	$ 11.36
Class D	$ 1,000.00	$ 1,013.87	$ 11.07

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 2.71% and 2.21% respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Independent Directors:
Raj Aggarwal College of Business Administration	Trustee	Since November 15, 2003	Frank C. Sullivan Professor of International Business and Finance at University of Akron from 2006 to present and the former Dean of the College of Business Administration. Firestone Chair and Professor of Finance at Kent State University from 1999 to the 2006; Mellon Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	4	None.
University of Akron
Akron, OH 44325
65
Donald Lerner	Trustee	Since	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	4	None.
200 North Folk Dr., Bentleyville, OH 44022		November 15, 2003
77
Anne Peterson Ogan 115 West Juniper Lane, Moreland Hills, OH 44022,	Trustee	Since November 15, 2003	President of The Proper Analysis Corp. (investment management firm) from 1993 to the present.	4	None.
65
Interested Director:
Richard A. Barone (1)	Chairman, Trustee and Portfolio Manager	Since August 2, 2003

Portfolio Manager of the Ancora Funds since 2004; Chairman,Director and Portfolio Manager of Ancora Advisors LLC since 2003; Chairman and Director of Ancora Capital, Inc. since 2002; Chairman and Director of Ancora Securities, Inc. since 2000; Chairman and Director of the Ancora Group Inc. since 2010; member of the Executive Committee of the Ancora entities since 2006; Portfolio Manager of Fifth Third Investment Advisors from 2001 to 2003; Chief Executive Officer of Maxus Investment Group (financial services) until 2001; Portfolio Manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund until 2001

				4	The Stephen Company (TSC) Mace Security International (MACE)
2000 Auburn Drive, Cleveland, Ohio 44122
70

Officers:
Joseph M Spidalieri 2000 Auburn Dr. Cleveland, OH 44122 34	Chief Compliance Officer	Since March 1, 2011	Chief Compliance Officer of Ancora Advisors LLC; Director of Compliance of Ancora Securities, Inc.; Director of Compliance of Ancora Capital Inc.; Director of Compliance of The Ancora Group Inc.	4	None.
Bradley A. Zucker 2000 Auburn Dr. Cleveland, OH 44122 39	Secretary	Since August 2, 2003	Chief Financial Officer of Ancora Advisors LLC; Chief Financial Officer and Director of Ancora Securities, Inc.; Chief Financial Officer and Director of Ancora Capital Inc.; Chief Financial Officer and Director of The Ancora Group Inc.; member of the Executive Committee for the Ancora entities	4	None.

(1)  Richard A. Barone is considered an “interested person” as defined in Section 2(a) (19) of the 1940 Act by virtue of his affiliation with the Advisor.

(2) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

DIRECTORS

Richard A. Barone

Raj Aggarwal

Donald Lerner

Anne Peterson Ogan

OFFICERS

Richard A. Barone, Chairman and Treasurer

Bradley Zucker, Secretary

Joseph Spidalieri, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

2000 Auburn Drive,

Suite 300

Cleveland, OH 44122

DISTRIBUTOR

Ancora Securities, Inc.

2000 Auburn Drive,

Suite 300

Cleveland, OH 44122

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

LEGAL COUNSEL

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue E.

Cleveland, OH 44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, OH 45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by Ancora Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)

Amendments:

The Code of Ethics was updated in January 2005 to comply with updated Rule 17j-1.

A copy of registrant's code of ethics will be provided to any person without charge, upon request.  Please send requests to:  Ancora Trust, Attn: Compliance, 2000 Auburn Drive, Suite 420, Cleveland, OH 44122

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert . The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

* Richard A. Barone

Chairman and Treasurer

Date: September 6, 2012

*Print the name and title of each signing officer under his or her signature.